RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with the related parties were as follows:

	December 31, 2022	December 31, 2021	December 31, 2020
Research and development, net	$—	$—	$26
Selling, general and administrative expenses, net	$43	$31	$—

Balances with the related parties were as follows:

	December 31, 2022	December 31, 2021
Trade payables	$—	$37
Employees and payroll accruals	$64	$49